Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of assets and liabilities measured at fair value on a recurring basis
	On December 31, 2020			On December 31, 2019
Description	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Derivative liabilities	$-	$-	$-	$-	$-	$890,410

Schedule of roll forward of the level 3 valuation financial instruments
	For the Year Ended December 31,
	2020	2019
Balance at beginning of period	$890,410	$-
Initial valuation of derivative liabilities included in debt discount	85,502	320,351
Initial valuation of derivative liabilities included in derivative expense	160,416	516,634
Gain on extinguishment of debt related to repayment/conversion of debt	(1,066,535)	-
Change in fair value included in derivative expense	(69,793)	53,425
Balance at end of period	$-	$890,410

Schedule of warranty liability
	For the Nine Months Ended September 30,
	2021	2020
Balance at beginning of period	$26,833	$26,933
Warranty costs incurred	(100)	(100)
Balance at end of period	$26,733	$26,833

	For the Year Ended December 31,
	2020	2019
Balance at beginning of period	$26,933	$24,190
Increase in estimated warranty liability	-	4,650
Warranty expenses incurred	(100)	(1,907)
Balance at end of period	$26,833	$26,933

Schedule of diluted common shares outstanding
	September 30,
	2021	2020
Stock options	8,445,698	8,445,698
Warrants	1,000,000	2,050,000
Series B preferred stock	114,598,413	17,142,857
Series C preferred stock	298,412,698	100,000,000
Non-vested, forfeitable common shares	14,270,120	23,851,926
	436,726,929	151,490,481

	December 31, 2020	December 31, 2019
Convertible notes	-	14,333,333
Stock options	8,445,698	8,445,698
Warrants	2,050,000	2,050,000
Series A preferred stock	-	3,283,951
Series B preferred stock	68,166,032	3,600,000
Series C preferred stock	211,111,111	-
Non-vested, forfeitable common shares	23,826,926	17,475,299